UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

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FORM N-Q

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QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-21058

Aetos Capital Long/Short Strategies Fund, LLC

(Exact name of registrant as specified in charter)

________

c/o Aetos Capital, LLC

875 Third Avenue

New York, NY 10022

(Address of principal executive offices) (Zip code)

Harold Schaaff

Aetos Capital, LLC

New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-201-2500

Date of fiscal year end: January 31

Date of reporting period: April 30, 2017

Item 1.	Schedule of Investments

AETOS CAPITAL MULTI-STRATEGY ARBITRAGE FUND, LLC

AETOS CAPITAL DISTRESSED INVESTMENT STRATEGIES FUND, LLC

AETOS CAPITAL LONG/SHORT STRATEGIES FUND, LLC

Quarterly Report (unaudited)

April 30, 2017

Aetos Capital Multi-Strategy Arbitrage Fund, LLC

Schedule of Investments (Unaudited)

April 30, 2017

Investments	Fair Value	Percentage of Members' Capital(2)

Investments in Portfolio Funds*
Event Driven Arbitrage
Davidson Kempner Partners	$99,582,337	19.11%
Farallon Capital Offshore Investors, Inc.	101,571,333	19.50
Governors Lane Onshore Fund LP	38,828,074	7.45
Luxor Capital Partners Liquidating SPV, LLC(1)	1,537,624	0.30
Oceanwood Opportunities Fund L.P.	69,591,121	13.36
Total Event Driven Arbitrage	311,110,489	59.72

Fixed Income Arbitrage
FFIP, L.P.	98,533,477	18.91
Parsec Trading Corp.	52,471,169	10.07
Total Fixed Income Arbitrage	151,004,646	28.98

Long/Short Credit
DW Catalyst Onshore Fund, LP	27,243,686	5.23
Sound Point Credit Opportunities Fund, L.P.	30,817,473	5.92
Total Long/Short Credit	58,061,159	11.15

Total investments in Portfolio Funds (cost $358,406,006)	520,176,294	99.85

Money Market Investment
JPMorgan U.S. Government Money Market Fund,
Agency Shares, 0.01%(3) (Shares 4,180,509)	4,180,509	0.80

Total investments (cost $362,586,515)	$524,356,803	100.65%

*Non-income producing investments.

1 Portfolio Fund in liquidation.

2 Percentages are based on Members’ Capital of $520,992,190.

3 Rate disclosed is the 7-day effective yield as of 04/30/2017.

The aggregate cost of investments for tax purposes was $458,220,875. Net unrealized appreciation on investments for tax purposes was $66,135,928 consisting of $76,396,641 of gross unrealized appreciation and $10,260,713 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 99.85% of Members’ Capital, have been fair valued.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Aetos Capital Distressed Investment Strategies Fund, LLC

Schedule of Investments (Unaudited)

April 30, 2017

Investments	Fair Value	Percentage of Members' Capital(2)

Investments in Portfolio Funds*
Distressed - Long Biased
AG Mortgage Value Partners, L.P.	$8,124,525	2.29%
Centerbridge Credit Partners, L.P.	54,365,724	15.31
Davidson Kempner Distressed Opportunities Fund LP	55,760,575	15.71
Marble Ridge LP	25,791,268	7.27
Silver Point Capital Fund, L.P.	1,167,391	0.33
Watershed Capital Partners, L.P.(1)	4,580,726	1.29
Total Distressed - Long Biased	149,790,209	42.20

Distressed - Variable Biased
Anchorage Capital Partners, L.P.	71,689,275	20.20
Aurelius Capital Partners, LP	63,124,551	17.78
King Street Capital, L.P.	51,440,353	14.49
Total Distressed - Variable Biased	186,254,179	52.47

Distressed - Short Biased Credit
Anchorage Short Credit Fund, L.P.	12,107,556	3.41
Total Distressed - Short Biased Credit	12,107,556	3.41

Total investments in Portfolio Funds (cost $ 227,117,201)	348,151,944	98.08

Money Market Investment
JPMorgan U.S. Government Money Market Fund,
Agency Shares, 0.01%(3) (Shares 8,573,566)	8,573,566	2.41

Total investments (cost $235,690,767)	$356,725,510	100.49%

* Non-income producing investments.

1 Portfolio Fund in liquidation.

2 Percentages are based on Members’ Capital of $354,977,455.

3 Rate disclosed is the 7-day effective yield as of 04/30/2017.

The aggregate cost of investments for tax purposes was $303,330,565. Net unrealized appreciation on investments for tax purposes was $53,394,945 consisting of $65,553,054 of gross unrealized appreciation and $12,158,109 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 98.08% of Members’ Capital, have been fair valued.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Aetos Capital Long/Short Strategies Fund, LLC

Schedule of Investments (Unaudited)

April 30, 2017

Investments	Fair Value	Percentage of Members' Capital(2)

Investments in Portfolio Funds*
Directional Equity
Egerton Capital Partners, L.P.	$79,404,188	8.56%
Sachem Head LP	43,688,479	4.71
Sansar Capital Holdings, Ltd(1)	39,708	0.00
Spindrift Partners, L.P.	154,901	0.02
Total Directional Equity	123,287,276	13.29

Equity Hedged - Generalist
Conatus Capital Partners LP	36,169,713	3.90
Eminence Partners, L.P.	71,322,498	7.69
Eton Park Fund, L.P.	32,169,265	3.47
Highfields Capital II LP	54,398,000	5.86
MW TOPS Fund	76,544,730	8.25
Route One Fund I, L.P.	6,305,266	0.68
Turiya Fund LP	72,376,583	7.80
Viking Global Equities LP	99,034,159	10.67
Total Equity Hedged - Generalist	448,320,214	48.32

Equity Hedged - Sector Specialist
Cadian Fund LP	41,938,319	4.52
Crescent Park Partners, L.P.	35,740,548	3.85
Encompass Capital Fund L.P.	46,208,682	4.98
Long Pond Capital QP Fund, LP	65,735,020	7.09
North River Partners, L.P.	76,448,722	8.24
Total Equity Hedged - Sector Specialist	266,071,291	28.68

Short-Biased Equity
Copper River Partners, L.P.(1)	167,632	0.02
Kriticos International Limited	37,288,247	4.02
Total Short-Biased Equity	37,455,879	4.04

Total investments in Portfolio Funds (cost $661,842,282)	875,134,660	94.33

Money Market Investment
JPMorgan U.S. Government Money Market Fund,
Agency Shares, 0.01%(3) (Shares 24,594,346)	24,594,346	2.65

Total investments (cost $686,436,628)	$899,729,006	96.98%

Aetos Capital Long/Short Strategies Fund, LLC

Schedule of Investments (Unaudited) (Concluded)

April 30, 2017

* Non-income producing investments.

1 Portfolio Fund in liquidation.

2 Percentages are based on Members’ Capital of $927,785,077.

3 Rate disclosed is the 7-day effective yield as of 04/30/2017.

The aggregate cost of investments for tax purposes was $758,696,380. Net unrealized appreciation on investments for tax purposes was $141,032,626 consisting of $154,965,690 of gross unrealized appreciation and $13,933,064 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 94.33% of Members’ Capital, have been fair valued.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

The following table presents information about the level within the fair valuation hierarchy at which the Funds’ investments are measured as of April 30, 2017:

Aetos Capital Multi-Strategy Arbitrage Fund, LLC
Strategy	Level 1	Level 2	Level 3	Total
Investments in Portfolio Funds (1)	$—	$—	$—	$520,176,294
Money Market Investment	4,180,509	—	—	4,180,509
Total Investments	$4,180,509	$—	$—	$524,356,803

Aetos Capital Distressed Investment Strategies Fund, LLC
Strategy	Level 1	Level 2	Level 3	Total
Investments in Portfolio Funds (1)	$—	$—	$—	$348,151,944
Money Market Investment	8,573,566	—	—	8,573,566
Total Investments	$8,573,566	$—	$—	$356,725,510

Aetos Capital Long/Short Strategies Fund, LLC
Strategy	Level 1	Level 2	Level 3	Total
Investments in Portfolio Funds (1)	$—	$—	$—	$875,134,660
Money Market Investment	24,594,346	—	—	24,594,346
Total Investments	$24,594,346	$—	$—	$899,729,006

(1) In accordance with ASU 2015-07 investments in Portfolio Funds that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

Item 2.	Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Aetos Capital Long/Short Strategies Fund, LLC

By (Signature and Title)*	/s/ Michael F. Klein
Michael F. Klein, President

Date: June 12, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael F. Klein
Michael F. Klein, President

Date: June 12, 2017

By (Signature and Title)*	/s/ Scott D. Sawyer
Scott D. Sawyer, Treasurer

Date: June 12, 2017

* Print the name and title of each signing officer under his or her signature.